UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

SEMI-ANNUAL REPORT
December 31, 2016

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	23
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.7%
	COMMUNICATIONS – 1.2%
6,159	Walt Disney Co.	$641,891

	CONSUMER DISCRETIONARY – 19.0%
2,025	Amazon.com, Inc.*	1,518,487
24,054	Aramark	859,209
9,222	CBS Corp. - Class B	586,704
17,237	Comcast Corp. - Class A	1,190,215
26,312	Gildan Activewear, Inc. [1]	667,535
30,163	LKQ Corp.*	924,496
34,755	Michaels Cos., Inc.*	710,740
20,512	Newell Brands, Inc.	915,861
17,279	Starbucks Corp.	959,330
13,828	TJX Cos., Inc.	1,038,897
9,540	VF Corp.	508,959
		9,880,433
	CONSUMER STAPLES – 6.1%
9,429	Estee Lauder Cos., Inc. - Class A	721,224
4,222	JM Smucker Co.	540,669
8,922	Nestle S.A. - ADR[1]	640,064
17,566	TreeHouse Foods, Inc.*	1,268,090
		3,170,047
	ENERGY – 6.9%
3,913	Concho Resources, Inc.*	518,864
4,867	EOG Resources, Inc.	492,054
14,117	Halliburton Co.	763,588
13,419	PDC Energy, Inc.*	973,951
9,966	Schlumberger Ltd.[1]	836,646
		3,585,103
	FINANCIALS – 20.5%
17,995	Air Lease Corp. - Class A	617,768
18,082	American International Group, Inc.	1,180,936
4,841	Berkshire Hathaway, Inc. - Class B*	788,986
16,287	Citizens Financial Group, Inc.	580,306
10,114	First Republic Bank	931,904
81,554	FNB Corp.	1,307,311
26,824	FNF Group	910,943
5,797	Jack Henry & Associates, Inc.	514,658
12,976	JPMorgan Chase & Co.	1,119,699
8,292	Reinsurance Group of America, Inc.	1,043,382
32,026	Umpqua Holdings Corp.	601,448
13,156	Visa, Inc. - Class A	1,026,431
		10,623,772

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE – 16.9%
3,782	Allergan PLC *1	$794,258
8,732	Bio-Techne Corp.	897,912
9,656	Danaher Corp.	751,623
7,020	Gilead Sciences, Inc.	502,702
37,546	Hologic, Inc.*	1,506,345
8,968	Johnson & Johnson	1,033,203
12,363	Medtronic PLC[1]	880,616
1,678	Mettler-Toledo International, Inc.*	702,344
6,918	UnitedHealth Group, Inc.	1,107,157
10,934	Zoetis, Inc.	585,297
		8,761,457
	INDUSTRIALS – 10.0%
2,943	Acuity Brands, Inc.	679,421
8,282	Dover Corp.	620,570
9,813	Honeywell International, Inc.	1,136,836
11,868	Ingersoll-Rand PLC[1]	890,575
7,753	Raytheon Co.	1,100,926
4,028	Roper Industries, Inc.	737,446
		5,165,774
	MATERIALS – 3.3%
8,670	Carlisle Cos., Inc.	956,214
3,291	Martin Marietta Materials, Inc.	729,055
		1,685,269
	TECHNOLOGY – 12.8%
12,410	Adobe Systems, Inc.*	1,277,609
2,436	Alliance Data Systems Corp.	556,626
1,913	Alphabet, Inc. - Class C*	1,476,492
14,503	Amphenol Corp. - Class A	974,602
13,956	Guidewire Software, Inc.*	688,449
32,330	Integrated Device Technology, Inc.*	761,695
12,771	Red Hat, Inc.*	890,139
		6,625,612
	TOTAL COMMON STOCKS (Cost $44,814,692)	50,139,358

Principal Amount
	SHORT-TERM INVESTMENTS – 3.3%
$1,713,735	UMB Money Market Fiduciary, 0.01%[2]	1,713,735
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,735)	1,713,735

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 100.0% (Cost $46,528,427)	$51,853,093
	Other assets in Excess of liabilities – 0.0%	15,978
	TOTAL NET ASSETS – 100.0%	$51,869,071

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	20.5%
Consumer Discretionary	19.0%
Health Care	16.9%
Technology	12.8%
Industrials	10.0%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.3%
Communications	1.2%
Total Common Stocks	96.7%
Total Short-Term Investments	3.3%
Total Investments	100.0%
Other assets in Excess of liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $46,528,427)	$51,853,093
Receivables:
Fund shares sold	83,965
Dividends and interest	32,765
Prepaid expenses	7,427
Total assets	51,977,250

Liabilities:
Payables:
Fund shares redeemed	46,712
Advisory fees	24,023
Shareholder servicing fees (Note 7)	1,947
Auditing fees	8,865
Fund accounting fees	8,504
Fund administration fees	5,152
Transfer agent fees and expenses	4,324
Custody fees	2,629
Chief Compliance Officer fees	1,208
Trustees’ fees and expenses	696
Accrued other expenses	4,119
Total liabilities	108,179

Net Assets	$51,869,071

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$46,245,656
Accumulated net investment loss	(9,126)
Accumulated net realized gain on investments	307,875
Net unrealized appreciation on investments	5,324,666
Net Assets	$51,869,071

Number of shares issued and outstanding	4,251,567
Net asset value per share	$12.20

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $440)	$266,378
Interest	99
Total investment income	266,477

Expenses:
Advisory fees	202,527
Fund administration fees	26,020
Fund accounting fees	24,671
Shareholder servicing fees (Note 7)	19,212
Transfer agent fees and expenses	15,920
Registration fees	10,325
Auditing fees	8,865
Legal fees	7,868
Shareholder reporting fees	7,688
Custody fees	6,186
Trustees’ fees and expenses	3,272
Miscellaneous	2,746
Chief Compliance Officer fees	2,571
Insurance fees	615

Total expenses	338,486
Advisory fees waived	(76,466)
Net expenses	262,020
Net investment income	4,457

Realized and Unrealized Gain on Investments:
Net realized gain on investments	354,489
Net change in unrealized appreciation/depreciation on investments	1,128,667
Net realized and unrealized gain on investments	1,483,156

Net Increase in Net Assets from Operations	$1,487,613

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment Income (loss)	$4,457	$(892)
Net realized gain on investments	354,489	271,233
Net change in unrealized appreciation/depreciation on investments	1,128,667	1,339,513
Net increase in net assets resulting from operations	1,487,613	1,609,854

Distributions to Shareholders:
From net investment income	(13,583)	-
From net realized gain	-	(677,206)
Total distributions to shareholders	(13,583)	(677,206)

Capital Transactions:
Net proceeds from shares sold	10,958,755	23,206,143
Reinvestment of distributions	13,529	668,818
Cost of shares redeemed[1]	(2,792,745)	(1,060,555)
Net increase in net assets from capital transactions	8,179,539	22,814,406

Total increase in net assets	9,653,569	23,747,054

Net Assets:
Beginning of period	42,215,502	18,468,448
End of period	$51,869,071	$42,215,502

Accumulated net investment loss	$(9,126)	$-

Capital Share Transactions:
Shares sold	908,694	2,098,479
Shares reinvested	1,091	57,756
Shares redeemed	(230,708)	(90,925)
Net increase in capital share transactions	679,077	2,065,310

[1]	Net of redemption fee proceeds of $320 and $5,143, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$11.82	$12.25	$11.44	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]	- [2]	(0.01)	(0.02)
Net realized and unrealized gain on investments	0.38	-	0.94	1.46
Total from investment operations	0.38	-	0.93	1.44

Less Distributions:
From net investment income	- [2]	-	-	-
From net realized gain	-	(0.43)	(0.12)	-
Total distributions	-	(0.43)	(0.12)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$12.20	$11.82	$12.25	$11.44

Total return[3]	3.24%[4]	0.07%	8.28%	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,869	$42,216	$18,468	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%[5]	1.69%	2.12%	2.64%[5]
After fees waived and expenses absorbed	1.10%[5]	1.10%	1.10%	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.30)%[5]	(0.59)%	(1.09)%	(1.76)%[5]
After fees waived and expenses absorbed	0.02%[5]	0.00%	(0.07)%	(0.22)%[5]

Portfolio turnover rate	15%[4]	33%	46%	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 93.6%
	CONSUMER DISCRETIONARY – 5.1%
18,777	Arctic Cat, Inc.	$282,030
36,238	Bloomin' Brands, Inc.	653,371
33,736	Chico's FAS, Inc.	485,461
180,010	Crocs, Inc. *	1,234,869
7,607	Red Robin Gourmet Burgers, Inc. *	429,035
		3,084,766
	CONSUMER STAPLES – 2.7%
3,730	Lancaster Colony Corp.	527,385
13,187	Snyders-Lance, Inc.	505,589
8,635	TreeHouse Foods, Inc. *	623,361
		1,656,335
	ENERGY – 2.6%
26,372	Carrizo Oil & Gas, Inc. *	984,994
8,210	PDC Energy, Inc. *	595,882
		1,580,876
	FINANCIALS – 20.2%
25,204	Ameris Bancorp	1,098,894
20,231	Bank Mutual Corp.	191,183
11,360	Banner Corp.	634,002
32,216	Chimera Investment Corp. - REIT	548,316
20,931	Equity Commonwealth - REIT *	632,953
25,633	First Busey Corp.	788,984
13,065	First Community Bancshares, Inc.	393,779
19,972	First Horizon National Corp.	399,640
11,681	IBERIABANK Corp.	978,284
82,460	Investors Bancorp, Inc.	1,150,317
22,047	Lakeland Financial Corp.	1,044,146
31,640	National Bank Holdings Corp. - Class A	1,009,000
21,368	Renasant Corp.	902,157
40,606	Seacoast Banking Corp. of Florida *	895,768
6,113	Simmons First National Corp. - Class A	379,923
29,428	TFS Financial Corp.	560,309
28,544	Umpqua Holdings Corp.	536,056
		12,143,711
	HEALTH CARE – 9.4%
62,936	Alere, Inc. *	2,452,616
15,095	Haemonetics Corp. *	606,819
75,792	Harvard Bioscience, Inc. *	231,165
51,044	Orthofix International N.V. * 1	1,846,772
20,139	PharMerica Corp. *	506,496
		5,643,868

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS – 23.7%
22,332	Astec Industries, Inc.	$1,506,517
22,948	AZZ, Inc.	1,466,377
8,612	EMCOR Group, Inc.	609,385
5,639	EnerSys, Inc.	440,406
41,417	ESCO Technologies, Inc.	2,346,273
11,732	Esterline Technologies Corp. *	1,046,494
27,006	FTI Consulting, Inc. *	1,217,430
95,220	Great Lakes Dredge & Dock Corp. *	399,924
39,211	Harsco Corp.	533,270
12,610	ITT Corp.	486,368
11,833	Kennametal, Inc.	369,900
20,816	NN, Inc.	396,545
5,722	Orbital ATK, Inc.	501,991
10,252	Oshkosh Corp.	662,382
63,298	SPX Corp. *	1,501,428
12,386	Watts Water Technologies, Inc. - Class A	807,567
		14,292,257
	MATERIALS – 9.3%
27,030	Bemis Co., Inc.	1,292,575
40,294	Ferro Corp. *	577,413
49,155	Innophos Holdings, Inc.	2,568,840
21,881	Orchids Paper Products Co.	572,845
22,844	Schnitzer Steel Industries, Inc. - Class A	587,091
		5,598,764
	TECHNOLOGY – 18.2%
29,692	Axcelis Technologies, Inc. *	432,019
70,070	EarthLink Holdings Corp.	395,195
118,619	Electro Scientific Industries, Inc. *	702,224
38,330	FLIR Systems, Inc.	1,387,163
67,174	Infinera Corp. *	570,307
90,027	Marchex, Inc. - Class B *	238,571
45,343	Marvell Technology Group Ltd. [1]	628,907
37,529	Mentor Graphics Corp.	1,384,445
27,436	PTC, Inc. *	1,269,464
133,379	Seachange International, Inc. *	306,772
293,190	ServiceSource International, Inc. *	1,665,319
44,665	Tessera Holding Corp.	1,974,193
		10,954,579
	UTILITIES – 2.4%
10,744	American States Water Co.	489,497
13,738	New Jersey Resources Corp.	487,699

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
13,105	PNM Resources, Inc.	$449,501
		1,426,697
	TOTAL COMMON STOCKS (Cost $47,710,851)	56,381,853

Principal Amount
	SHORT-TERM INVESTMENTS – 6.6%
$3,971,770	UMB Money Market Fiduciary, 0.01%[2]	3,971,770
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,971,770)	3,971,770

	TOTAL INVESTMENTS – 100.2% (Cost $51,682,621)	60,353,623
	Liabilities in Excess of Other Assets – (0.2)%	(112,270)
	TOTAL NET ASSETS – 100.0%	$60,241,353

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.7%
Financials	20.2%
Technology	18.2%
Health Care	9.4%
Materials	9.3%
Consumer Discretionary	5.1%
Consumer Staples	2.7%
Energy	2.6%
Utilities	2.4%
Total Common Stocks	93.6%
Total Short-Term Investments	6.6%
Total Investments	100.2%
Liabilities in Excess of other assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $51,682,621)	$60,353,623
Dividends and interest	45,937
Prepaid expenses	7,991
Total assets	60,407,551

Liabilities:
Payables:
Investment securities purchased	77,235
Advisory fees	37,121
Shareholder servicing fees (Note 7)	3,739
Fund accounting fees	10,526
Auditing fees	8,865
Custody fees	7,404
Fund administration fees	5,743
Transfer agent fees and expenses	5,665
Chief Compliance Officer fees	1,677
Trustees' fees and expenses	1,274
Accrued other expenses	6,949
Total liabilities	166,198

Net Assets	$60,241,353

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$51,884,329
Accumulated net investment income	3,071
Accumulated net realized loss on investments	(317,049)
Net unrealized appreciation on investments	8,671,002
Net Assets	$60,241,353

Number of shares issued and outstanding	5,005,709
Net asset value per share	$12.03

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Dividends	$310,487
Interest	210
Total investment income	310,697

Expenses:
Advisory fees	243,530
Fund administration fees	25,586
Fund accounting fees	25,475
Transfer agent fees and expenses	15,990
Custody fees	14,036
Shareholder servicing fees (Note 7)	13,799
Registration fees	9,098
Auditing fees	8,866
Legal fees	7,832
Shareholder reporting fees	3,299
Trustees' fees and expenses	3,275
Chief Compliance Officer fees	2,571
Miscellaneous	1,694
Insurance fees	632

Total expenses	375,683
Advisory fees waived	(68,068)
Net expenses	307,615
Net investment income	3,082

Realized and Unrealized Gain on Investments:
Net realized gain on investments	78,894
Net change in unrealized appreciation/depreciation on investments	7,559,999
Net realized and unrealized gain on investments	7,638,893

Net Increase in Net Assets from Operations	$7,641,975

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,082	$91,521
Net realized gain on investments	78,894	272,075
Net change in unrealized appreciation/depreciation on investments	7,559,999	(1,345,213)
Net increase (decrease) in net assets resulting from operations	7,641,975	(981,617)

Distributions to Shareholders:
From net investment income	(32,471)	(57,629)
From net realized gain	(98,211)	(1,563,733)
Total distributions to shareholders	(130,682)	(1,621,362)

Capital Transactions:
Net proceeds from shares sold	12,649,954	15,112,273
Reinvestment of distributions	118,102	1,354,557
Cost of shares redeemed[1]	(3,142,767)	(1,419,105)
Net increase in net assets from capital transactions	9,625,289	15,047,725

Total increase in net assets	17,136,582	12,444,746

Net Assets:
Beginning of period	43,104,771	30,660,025
End of period	$60,241,353	$43,104,771

Accumulated net investment income	$3,071	$32,460

Capital Share Transactions:
Shares sold	1,108,188	1,493,210
Shares reinvested	9,728	135,051
Shares redeemed	(283,161)	(136,120)
Net increase in capital share transactions	834,755	1,492,141

[1]	Net of redemption fee proceeds of $5,276 and $1,031, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.33	$11.45	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	-	0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.73	(0.58)	0.53	1.45
Total from investment operations	1.73	(0.55)	0.55	1.48

Less Distributions:
From net investment income	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain	(0.02)	(0.55)	(0.48)	(0.07)
Total distributions	(0.03)	(0.57)	(0.49)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$12.03	$10.33	$11.45	$11.39

Total return[3]	16.71%[4]	(4.68)%	5.21%	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,241	$43,105	$30,660	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%[5]	1.68%	1.84%	2.21%[5]
After fees waived and expenses absorbed	1.20%[5]	1.20%	1.20%	1.20%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.25)%[5]	(0.20)%	(0.48)%	(0.69)%[5]
After fees waived and expenses absorbed	0.01%[5]	0.28%	0.16%	0.32%[5]

Portfolio turnover rate	38%[4]	57%	51%	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016 (Unaudited)

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open tax years ended June 30, 2014-2016, and as of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”).  Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.83%, respectively, of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the All Cap Fund.  The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of average daily net assets of the Small Cap Value Fund.  These agreements are in effect until October 31, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016 (Unaudited)

For the six months ended December 31, 2016, the Advisor waived its advisory fees and absorbed other expenses totaling $76,466 and $68,068 for the All Cap and Small Cap Value Funds, respectively.  The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	All Cap Fund	Small Cap Value Fund
2017	$184,259	$202,922
2018	173,235	178,513
2019	149,081	154,304
2020	76,466	68,068
Total	$583,041	$603,807

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended December 31, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$46,562,163	$52,102,611

Gross unrealized appreciation	$6,592,173	$10,207,730
Gross unrealized depreciation	(1,301,243)	(1,956,718)
Net unrealized appreciation on investments	$5,290,930	$8,251,012

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016 (Unaudited)

As of June 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$33,010
Undistributed long-term capital gains	-	97,611
Accumulated earnings	-	130,621

Accumulated capital and other losses	(17,510)	-
Unrealized appreciation on investments	4,166,895	715,110
Total accumulated earnings	$4,149,385	$845,731

As of June 30, 2016, All Cap Fund had $17,510 of short-term post-October losses, which are deferred until fiscal year 2017 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended June 30, 2016, and June 30, 2015 were as follows:

	All Cap Fund		Small Cap Value Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$-	$179,872	$690,258	$1,054,129
Net long-term capital gains	677,206	-	931,104	151,609
Total distributions paid	$677,206	$179,872	$1,621,362	$1,205,738

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2016 and for the year ended June 30, 2016, redemption fees were as follows:

	December 31, 2016	June 30, 2016
All Cap Fund	$320	$5,143
Small Cap Value Fund	5,276	1,031

Note 6 – Investment Transactions
For the six months ended December 31, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$15,630,258	$6,917,731
Small Cap Value Fund	26,238,808	17,773,195

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016 (Unaudited)

For the six months ended December 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$50,139,358	$-	$-	$50,139,358
Short-Term Investments	1,713,735	-	-	1,713,735
Total	$51,853,093	$-	$-	$51,853,093

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$56,381,853	$-	$-	$56,381,853
Short-Term Investments	3,971,770	-	-	3,971,770
Total	$60,353,623	$-	$-	$60,353,623

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Effective February 1, 2017, the Advisor has lowered its management fee from 0.95% to 0.83% of the Small Cap Value Fund's average daily net assets. In addition, the Advisor has agreed to voluntarily reduce the limit on the total annual fund operating expenses, excluding certain expenses, by an additional 0.12% to 1.08% of the Fund's average daily net assets.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) series of the Trust for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2016; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement.  In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The materials they reviewed indicated the following:

•
The All Cap Fund’s total return for the one-year period was above the Peer Group and All-Cap Value/Blend Custom Fund Universe median returns, but below the Russell 3000 Index return by 2.07%.  The Trustees considered the Investment Advisor’s belief that the Fund underperformed relative to the Russell 3000 Index over the one-year period because of investor interest in the bond-like characteristics of securities of issuers in the utilities and telecommunications sectors, which the Investment Advisor has historically found unattractive.  The Trustees noted that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

•
The Small Cap Value Fund’s total return for the one-year period was above the Small Value Fund Universe median return, but below the Russell 2000 Value Index return by 2.10%, and below the Peer Group median return by 1.53%.  The Trustees noted that since the Fund’s inception on July 13, 2013, it had outperformed the Russell 2000 Value Index.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The All Cap Fund’s annual investment advisory fee (gross of fee waivers) was slightly above the All-Cap Value/Blend Custom Fund Universe and Peer Group medians by 0.11% and 0.05%, respectively.  The Trustees noted that the Fund’s advisory fee was higher than the advisory fee that the Investment Advisor charged its institutional clients to manage separate accounts with similar objectives and policies as the Fund.  The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.18%.  The Trustees noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Fund Universe.

•
The Small Cap Value Fund’s annual investment advisory fee (gross of fee waivers) was slightly above both the Peer Group and Small Value Fund Universe medians by 0.10%.  The Trustees noted that the Fund’s advisory fee was lower than the fees the Investment Advisor charged its institutional clients to manage separate accounts with similar objectives and policies as the Fund.  The Trustees also considered the Investment Advisor’s indication that it would reevaluate the Fund’s advisory fee once the Fund’s assets grow to the Peer Group median asset size.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.15%.  The Trustees noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Fund Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2016, noting that the Investment Advisor had waived significant portions of its advisory fees with respect to the All Cap Fund and the Small Cap Value Fund, and had not realized a profit with respect to the All Cap Fund.  The Board determined that the Investment Advisor’s profit with respect to the Small Cap Value Fund was reasonable.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than its receipt of investment advisory fees), including any research received from broker-dealers providing execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
All Cap Fund	7/1/16	12/31/16	7/1/16 – 12/31/16
Actual Performance	$1,000.00	$1,032.40	$5.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.66	$5.60

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2016 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Value Fund	7/1/16	12/31/16	7/1/16 – 12/31/16
Actual Performance	$1,000.00	$1,167.10	$6.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.16	$6.11

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of Investment Managers Series Trust

Investment Advisor
 Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2017